Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2012, 2013 and 2014 includes the following components:

	2012	2013	2014
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,734	30,422	33,429
Interest costs on projected benefit obligation	24,267	23,186	20,341
Expected return on plan assets	(28,234)	(32,237)	(37,047)
Amortization of prior service benefit	(318)	(319)	(195)
Amortization of net actuarial loss (gain)	25,595	16,936	7,039
Special termination benefits (Note)	14,115	5,454	5,429

Net periodic benefit cost	63,159	43,442	28,996

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2013 and 2014 were summarized as follows:

	2013	2014
	(in millions of yen)
Net actuarial gain (loss)	103,683	204,506
Amortization of net actuarial loss (gain)	16,936	7,039
Prior service benefit (cost)	(1,782)	—
Amortization of prior service benefit	(319)	(195)

Total recognized in other comprehensive income (loss) before-tax	118,518	211,350

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2012	2013	2014
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.73%	1.44%	0.96%
Rates of increase in future compensation levels	2.33-6.46%	2.31-6.57%	2.00-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.83%	1.73%	1.44%
Rates of increase in future compensation levels	2.28-6.15%	2.33-6.46%	2.31-6.57%
Expected rates of return on plan assets	2.27%	2.40%	2.42%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2013 and 2014 for the plans of MHFG and its subsidiaries:

	2013	2014
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,343,714	1,399,123
Service cost	30,422	33,429
Interest cost	23,186	20,341
Plan participants’ contributions	1,184	1,181
Amendments	1,782	—
Actuarial loss (gain)	63,140	(70,214)
Foreign exchange translation	2,209	4,854
Benefits paid	(49,593)	(49,905)
Lump-sum payments	(16,921)	(18,119)

Benefit obligation at end of fiscal year	1,399,123	1,320,690

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,323,163	1,527,744
Actual return (negative return) on plan assets	199,341	171,970
Foreign exchange translation	1,783	4,128
Employer contributions	51,866	50,936
Plan participants’ contributions	1,184	1,181
Benefits paid	(49,593)	(49,905)

Fair value of plan assets at end of fiscal year	1,527,744	1,706,054

Funded status	128,621	385,364

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	153,414	403,654
Accrued pension liability	(24,793)	(18,290)

Net amount recognized	128,621	385,364

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(440)	(635)
Net actuarial gain (loss)	(236,359)	(24,814)

Net amount recognized	(236,799)	(25,449)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,364,786 million and ¥1,319,771 million, respectively, as of March 31, 2013 and 2014. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2013 and 2014:

	2013	2014
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	95,789	40,509
Fair value of plan assets	70,690	21,898
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	91,210	39,590
Fair value of plan assets	70,690	21,898

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2015	65,570
2016	68,183
2017	70,083
2018	71,558
2019	72,543
2020-2024	355,295

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2014 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	44.00%
Foreign equity securities	26.00%
Foreign debt securities	10.00%
General account of life insurance companies	14.00%
Other	1.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2013 and 2014, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 28 “Fair value”.

	2013						2014
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	716		—		—	716	782		—		—	782
Pooled funds (2)	—		86		—	86	5		51		—	56
Japanese debt securities:
Government bonds	179		—		—	179	229		—		—	229
Pooled funds (2)	—		46		—	46	—		68		—	68
Other	—		7		—	7	—		24		—	24
Foreign equity securities:
Common stocks	54		2		—	56	96		3		—	99
Pooled funds (2)	—		92		—	92	15		139		—	154
Foreign debt securities:
Government bonds	71		4		—	75	63		6		—	69
Pooled funds (2)	—		46		—	46	—		9		—	9
Other	—		23		—	23	—		15		—	15
General account of life insurance companies (3)	—		111		—	111	—		111		—	111
Hedge funds	—		—		1	1	—		—		2	2
Other	92	(4)	(2	)(5)	—	90	91	(4)	(3	) (5)	—	88

Total assets at fair value	1,112		415		1	1,528	1,281		423		2	1,706

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥681 billion and ¥782 billion at March 31, 2013 and 2014, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within a short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.